NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

Michael S. Emen
Senior Vice President
Listing Qualifications

RECD S.E.C.
OCT 30 2007
1086

07082218

By Facsimile and First Class Mail

October 30, 2007

001-33777 CERTNAS

PROCESSED
NOV 01 2007
THOMSON FINANCIAL

PROCESSED
NOV 01 2007
THOMSON FINANCIAL

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on October 30, 2007 The Nasdaq Stock Market (the "Exchange") received from South Texas Oil Company (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security

Common Stock, .001 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

END